PROJECT IMPACTS (1984–PRESENT) PROJECTS $29.4B total economic benefits $11.6B personal income including wages and benefits, with $5.8 billion for construction workers $3.6B tax revenues ($1.2 billion state/local and $2.4 billion federal) 181K total jobs generated across communities 169.2M hours of on-site union construction work created 110K housing and healthcare units nationwide, with 66% affordable “ By financing development projects built with 100% union labor, the HIT invests in assets which are more likely to be built safely, on time and on budget. When these same developments are built with our affiliates’ pension capital, it reinforces the health of our pension funds.” Sean McGarvey, President, North America’s Building Trades Unions Trustee, AFL-CIO Housing Investment Trust In 2017 dollars. Includes projects financed by Building America CDE, a controlled affiliate. Economic impacts such as jobs, personal income, and tax revenue estimates are derived from an IMPLAN model.

HELPING BUILD AMERICA—THE UNION WAY JOBS CREATED BY TRADE SINCE INCEPTION* Trade Type Hours Jobs Asbestos and Insulation 2,197,244 1,092 Boilermakers 1,684,692 837 Bricklayers (Incl. Tile Setters) 11,476,078 5,702 Cement Masons 6,558,199 3,260 Carpenters 30,503,380 15,157 Electrical Workers 25,393,911 12,618 Elevator Constructors 860,553 428 Ironworkers 5,065,902 2,517 Laborers 21,192,494 10,531 Operating Engineers 5,929,356 2,947 Painters 13,527,982 6,722 Plumbers 18,616,129 9,251 Roofers 5,745,461 2,854 Sheet Metal Workers 5,251,035 2,609 Teamsters 2,541,438 1,263 Other 12,681,399 6,303 TOTAL ALL TRADES 169,225,253 84,089 * Figures provided by Pinnacle Economics are estimates calculated using an IMPLAN input-output model based on HIT and subsidiary Building America project data. Data covers the period 1984–March 31, 2019. Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055 or by viewing the HIT’s website at www.aflcio-hit.com. The prospectus should be read carefully before investing.